CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Sep. 30, 2021	Mar. 31, 2021	Mar. 31, 2020
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	900,000,000	900,000,000	2,917,000
Common stock, shares issued	607,134,014	560,745,180	379,742,524
Common stock, shares outstanding	606,821,513	560,745,180	379,742,524
Convertible preferred stock, shares authorized	200,000,000	200,000,000	200,000,000
Convertible preferred stock, shares outstanding		262
Series A Preferred Stock [Member]
Convertible preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Convertible preferred stock, shares authorized	5,000,000	5,000,000	5,000,000
Convertible preferred stock, shares issued	5,000,000	5,000,000	5,000,000
Convertible preferred stock, shares outstanding	5,000,000	5,000,000	5,000,000
Series B Preferred Stock [Member]
Convertible preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Convertible preferred stock, shares authorized	5,000	5,000	5,000
Convertible preferred stock, shares issued	345	607	2,250
Convertible preferred stock, shares outstanding	345	607	2,250
Series D Redeemable Convertible Preferred stock [Member]
Convertible preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Convertible preferred stock, shares authorized	20,000	20,000	20,000
Convertible preferred stock, shares issued	0	6,050	0
Convertible preferred stock, shares outstanding	0	6,050	0
Series E Redeemable Convertible Preferred stock [Member]
Convertible preferred stock, par value	$ 0.0001	$ 0.0001	$ 0
Convertible preferred stock, shares authorized	10,000	10,000	0
Convertible preferred stock, shares issued	2,540	0	0
Convertible preferred stock, shares outstanding	3,540	0	0